Schedule I Financial Statements of Cleco Holdings (Parent Company Only) - Condensed Statements of Comprehensive Income Parenthetical (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Financial Statements, Captions [Line Items]
Net tax expense (benefit) of amortization of post-retirement benefit net losses	$ 146	$ (47)	$ (6,808)	$ 1,868	$ (2,764)
Cleco Holdings
Condensed Financial Statements, Captions [Line Items]
Net tax expense (benefit) of amortization of post-retirement benefit net losses			$ (6,808)	$ 1,868	$ (2,764)